Label	Element	Value
Multi-Class Prospectus | PACE® Large Co Growth Equity Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Growth Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information (the "SAI"), each dated March 31, 2014, as previously supplemented

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Large Co Growth Equity Investments
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Prospectuses and SAI are revised to replace all references to "Delaware Investments Fund Advisers" and "Delaware" with "Jackson Square Partners, LLC" and "JSP", respectively.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" beginning on page 40 of the Multi-Class Prospectus and page 39 of the Class P Prospectus is revised by replacing the sixth sentence of the first paragraph of that section with the following:

JSP assumed responsibility for managing a separate portion of the fund's assets on May 1, 2014. The JSP portfolio management team (as employees of a different investment advisor) assumed responsibility for managing a separate portion of the fund's assets on December 5, 2007.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE